CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 17,626	$ 17,383
Trade accounts receivable (net of allowances for uncollectible accounts of $4,114 and $4,130, respectively)	65,177	66,471
Inventories and supplies	21,359	21,660
Deferred income taxes	8,624	9,390
Funds held for customers	43,404	35,720
Other current assets	26,986	20,613
Total current assets	183,176	171,237
Long-Term Investments (including $2,375 and $2,283 of investments at fair value, respectively)	38,288	37,410
Property, Plant, and Equipment (net of accumulated depreciation of $343,845 and $338,419, respectively)	117,081	120,221
Assets Held for Sale	3,937	4,527
Intangibles (net of accumulated amortization of $442,158 and $413,412, respectively)	152,525	155,112
Goodwill	752,289	725,937
Other Non-Current Assets	87,680	94,247
Total assets	1,334,976	1,308,691
Current Liabilities:
Accounts payable	61,822	60,478
Accrued liabilities	133,478	144,034
Short-term debt	13,000	7,000
Total current liabilities	208,300	211,512
Long-Term Debt	739,966	748,122
Deferred Income Taxes	49,596	46,752
Other Non-Current Liabilities	71,471	76,107
Commitments and Contingencies (Notes 12, 13 and 16)
Shareholders' Equity:
Common shares $1 par value (authorized: 500,000 shares; outstanding: 2011 - 51,026; 2010 - 51,338)	51,026	51,338
Additional paid-in capital	57,855	62,915
Retained earnings	204,323	161,957
Accumulated other comprehensive loss	(47,561)	(50,012)
Total shareholders' equity	265,643	226,198
Total liabilities and shareholders' equity	$ 1,334,976	$ 1,308,691